Annual Operating Expenses - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - Fidelity California Limited Term Tax-Free Bond Fund - Fidelity California Limited Term Tax-Free Bond Fund
	Apr. 29, 2022
Operating Expenses:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%	[1]
Total annual operating expenses	0.29%

[1]	A Adjusted to reflect current fees.